Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets
Goodwill and Intangible Assets

12.	Goodwill and Intangible Assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2021	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
Additions	60.7	—	17.8	27.9	264.3	370.7
Disposals(2)	(28.9)	—	(25.1)	(64.0)	(7.5)	(125.5)
Amortization	—	—	(96.6)	—	(342.8)	(439.4)
Impairments(3)	(52.1)	—	—	(33.1)	(0.1)	(85.3)
Foreign exchange effect and other	(21.2)	—	(2.7)	3.2	(0.7)	(21.4)
Balance - December 31, 2021	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

Gross carrying amount	3,214.1	503.2	1,338.5	1,139.2	1,427.0	7,622.0
Accumulated amortization	—	—	(577.4)	—	(915.4)	(1,492.8)
Accumulated impairment	(129.3)	—	(0.2)	(51.9)	(19.6)	(201.0)
	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

	Goodwill	Intangible assets				Total
		Lloyd's	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2020	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1
Additions	182.1	—	(1.0)	0.1	221.0	402.2
Disposals(2)	(30.3)	—	—	—	(66.5)	(96.8)
Amortization	—	—	(100.4)	—	(115.6)	(216.0)
Impairments(3)	(33.0)	—	(2.1)	(44.7)	(6.3)	(86.1)
Foreign exchange effect and other	10.2	—	1.2	16.8	3.5	31.7
Balance - December 31, 2020	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1

Gross carrying amount	3,199.6	503.2	1,383.6	1,200.4	1,210.4	7,497.2
Accumulated amortization	—	—	(513.7)	—	(611.9)	(1,125.6)
Accumulated impairment	(73.3)	—	(2.4)	(47.1)	(19.7)	(142.5)
	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2021 of $1,686.2 (December 31, 2020 - $1,751.6).
(2)	During 2021 the company sold the operations of Toys “R” Us Canada and Fairfax India sold its 48.8% equity interest in Privi as described in note 23. During 2020 AMAG Insurance settled its bancassurance agreement with PT Bank Pan Indonesia Tbk, received cash consideration of $66.3 and recorded a net gain of $3.2 on disposal of the intangible asset.
(3)	Non-cash impairment charges recorded in operating expenses and in other expenses in the consolidated statement of earnings by the insurance and reinsurance companies and Non-insurance companies reporting segment, respectively.

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2021			December 31, 2020
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	565.8	1,505.8	940.0	611.7	1,551.7
Brit	215.6	580.5	796.1	200.2	581.1	781.3
Zenith National	317.6	84.4	402.0	317.6	93.2	410.8
Crum & Forster	189.1	91.0	280.1	188.8	104.2	293.0
Northbridge	94.9	121.3	216.2	95.4	105.5	200.9
Odyssey Group	119.7	54.9	174.6	119.7	57.3	177.0
All other(1)	95.9	116.3	212.2	148.4	64.2	212.6
	1,972.8	1,614.2	3,587.0	2,010.1	1,617.2	3,627.3
Non-insurance companies
Recipe	321.2	980.5	1,301.7	280.9	1,011.0	1,291.9
Farmers Edge	208.3	16.0	224.3	202.6	17.0	219.6
Thomas Cook India	142.1	54.5	196.6	144.6	56.3	200.9
AGT	154.4	34.9	189.3	168.5	47.1	215.6
Boat Rocker	89.1	90.2	179.3	90.1	230.8	320.9
All other(2)	196.9	53.1	250.0	229.5	123.4	352.9
	1,112.0	1,229.2	2,341.2	1,116.2	1,485.6	2,601.8
	3,084.8	2,843.4	5,928.2	3,126.3	3,102.8	6,229.1
(1)	Comprised primarily of balances related to AMAG Insurance, Pacific Insurance and Eurolife, and U.S. Run-off in 2020.
(2)	Comprised primarily of balances related to Dexterra Group, Pethealth, Privi (deconsolidated on April 29, 2021), Mosaic Capital (deconsolidated on August 5, 2021), and Sterling Resorts.

At December 31, 2021 goodwill and intangible assets were comprised primarily of amounts arising on the consolidation of Farmers Edge during 2020, the acquisitions of AGT during 2019, Allied World during 2017, St-Hubert and Original Joe’s (both by Recipe) during 2016, Recipe and Brit during 2015, Thomas Cook India during 2012, and Zenith National during 2010. Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2021 and it was concluded that no significant impairments had occurred. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.

In preparing discounted cash flow models, cash flow projections typically covering a five year period were derived from financial budgets approved by management. Cash flows beyond the projected periods were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates. A number of other assumptions and estimates including premiums, investment returns, revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future premiums or revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU’s management and by Fairfax management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 8.1% to 12.1% for insurance and reinsurance subsidiaries, and 9.4% to 19.8% for non-insurance subsidiaries. A long term investment return of 5.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 3.0% to 3.7%.